BORROWINGS (Details Narrative) - Youlife International Holdings Inc [Member]	Dec. 31, 2024	Dec. 31, 2023
Minimum [Member]
Debt Instrument [Line Items]
Effective interest rate range of bank borrowings	3.65%	3.65%
Maximum [Member]
Debt Instrument [Line Items]
Effective interest rate range of bank borrowings	4.20%	4.20%